INVENTORIES (Details)	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Raw materials	¥ 856,151,730		¥ 943,958,480
Work-in-progress	1,247,357,915		809,571,580
Finished goods	2,170,220,346		2,719,984,637
Total	4,273,729,991		4,473,514,697		$ 656,860,273
Inventories provision	313,711,534	$ 48,216,580	439,000,231	¥ 98,791,960
Pledged inventories	¥ 171,141,796		¥ 61,000,000